Premises, Equipment, Lease Commitments and Other Assets	12 Months Ended
Dec. 31, 2017
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Premises, Equipment, Lease Commitments and Other Assets

Note 7: Premises, Equipment, Lease Commitments and Other Assets

Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2017	Dec 31, 2016
Land	$1,799	1,726
Buildings	8,865	8,584
Furniture and equipment	7,089	6,606
Leasehold improvements	2,291	2,199
Premises and equipment leased under capital leases	103	70
Total premises and equipment	20,147	19,185
Less: Accumulated depreciation and amortization	11,300	10,852
Net book value, premises and equipment	$8,847	8,333

Depreciation and amortization expense for premises and equipment was $1.2 billion for the years 2017, 2016 and 2015.
Dispositions of premises and equipment resulted in net gains of $128 million, $44 million and $75 million in 2017, 2016 and 2015, respectively, included in other noninterest expense.
We have obligations under a number of noncancelable operating leases for premises and equipment. The leases predominantly expire over the next fifteen years, with the longest expiring in 2105, and many provide for periodic adjustment of rentals based on changes in various economic indicators. Some leases also include a renewal option. Table 7.2 provides the future minimum payments of noncancelable operating leases, net of sublease income, with terms greater than one year as of December 31, 2017.
Table 7.2: Minimum Lease Payments of Operating Leases

(in millions)
Year ended December 31,
2018	$1,172
2019	1,095
2020	961
2021	776
2022	605
Thereafter	1,976
Total	$6,585

Total minimum lease payments for operating leases above are net of $469 million of noncancelable sublease income. Operating lease rental expense (predominantly for premises) was $1.3 billion for the years 2017, 2016 and 2015, net of sublease income of $76 million, $86 million and $103 million for the same years, respectively.
Table 7.3 presents the components of other assets.
Table 7.3: Other Assets

(in millions)	Dec 31, 2017	Dec 31, 2016
Nonmarketable equity investments:
Cost method:
Federal bank stock	$5,369	6,407
Private equity	1,394	1,465
Auction rate securities	400	525
Total cost method	7,163	8,397
Equity method:
LIHTC (1)	10,269	9,714
Private equity	3,839	3,635
Tax-advantaged renewable energy	1,950	2,054
New market tax credit and other	294	305
Total equity method	16,352	15,708
Fair value (2)	4,867	3,275
Total nonmarketable equity investments	28,382	27,380
Corporate/bank-owned life insurance	19,549	19,325
Accounts receivable (3)	39,127	31,056
Interest receivable	5,688	5,339
Core deposit intangibles	769	1,620
Customer relationship and other amortized intangibles	841	1,089
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (3)	120	197
Non-government insured/guaranteed	252	378
Non-residential real estate	270	403
Operating lease assets	9,666	10,089
Due from customers on acceptances	177	196
Other	13,540	17,469
Total other assets	$118,381	114,541

(1)	Represents low income housing tax credit investments.

(2)	Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 (Fair Values of Assets and Liabilities) for additional information.

(3)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA. For more information on the classification of certain government-guaranteed mortgage loans upon foreclosure, see Note 1 (Summary of Significant Accounting Policies).

Table 7.4 presents income (expense) related to nonmarketable equity investments.
Table 7.4: Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2017	2016	2015
Net realized gains from nonmarketable equity investments	$812	579	1,659
All other	(1,042)	(508)	(743)
Total	$(230)	71	916

Low Income Housing Tax Credit Investments We invest in affordable housing projects that qualify for the low income housing tax credit (LIHTC), which is designed to promote private development of low income housing. These investments generate a return primarily through realization of federal tax credits.
Total LIHTC investments were $10.3 billion and $9.7 billion at December 31, 2017 and 2016, respectively. In 2017, we recognized pre-tax losses of $1.2 billion related to our LIHTC investments, compared with $816 million in 2016. We also recognized total tax benefits of $1.5 billion in 2017, which included tax credits recorded in income taxes of $1.1 billion. In 2016, total tax benefits were $1.2 billion, which included tax credits of $939 million. We are periodically required to provide additional financial support during the investment period. Our liability for these unfunded commitments was $3.6 billion at December 31, 2017 and 2016. Predominantly all of this liability is expected to be paid over the next three years. This liability is included in long-term debt.